Financial Instruments - Sensitivity ranges for the base fair values (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Full requirements – Eastern US | Cost Of Supply
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 1		$ 1
Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future power price ranges per MWh				1
Forward contract | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future power price ranges per MWh				6
Increase (decrease) in derivative future power prices, reasonable possible		(6)
Minimum | Long-term power sale – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ (5,000,000)
Minimum | Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	145,000,000		$ 59,000,000
Increase (decrease) in derivative future power prices, reasonable possible		(3)		$ 3
Minimum | Coal transportation – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 18,000,000
Minimum | Coal transportation – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (3)
Minimum | Coal transportation – US | Long-term contracts | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage	0	0
Minimum | Coal transportation – US | Long-term contracts | US | Historical volatility for shares, measurement input [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	0.80	0.80
Minimum | Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 9,000,000
Minimum | Full requirements – Eastern US | US | Volume Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	0.95	0.95		0.95
Minimum | Long-term wind energy sale – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 16,000,000
Minimum | Long-term wind energy sale – Eastern US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments			22,000,000
Minimum | Long-term wind energy sale – Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 11,000,000
Increase (decrease) in monthly wind discounts expressed as a percentage	5.00%	5.00%
Minimum | Long-term wind energy sale – Canada | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ 0.24
Minimum | Long-term wind energy sale - Central US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 15,000,000
Increase (decrease) in monthly wind discounts expressed as a percentage	3.00%	3.00%
Minimum | Long-term wind energy sale - Central US | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 2
Minimum | Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 6,000,000		$ 5,000,000
Minimum | Coal transportation – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis in derivative, basis relationship, percent			80.00%	80.00%
Sensitivity analysis in derivative, non-standard shape factors, percent			0.00%	0.00%
Minimum | Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		3
Maximum | Long-term power sale – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments			$ 3,000,000
Maximum | Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	22,000,000		35,000,000
Increase (decrease) in derivative future power prices, reasonable possible		20		$ 5
Maximum | Coal transportation – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 3,000,000
Maximum | Coal transportation – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 20
Maximum | Coal transportation – US | Long-term contracts | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage	0.04	0.04
Maximum | Coal transportation – US | Long-term contracts | US | Historical volatility for shares, measurement input [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	1.20	1.20
Maximum | Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 9,000,000		3,000,000
Maximum | Full requirements – Eastern US | US | Volume Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	1.05	1.05		1.05
Maximum | Long-term wind energy sale – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 17,000,000
Maximum | Long-term wind energy sale – Eastern US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments			22,000,000
Maximum | Long-term wind energy sale – Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 21,000,000
Increase (decrease) in monthly wind discounts expressed as a percentage	5.00%	5.00%
Maximum | Long-term wind energy sale – Canada | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ (0.05)
Maximum | Long-term wind energy sale - Central US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 27,000,000
Increase (decrease) in monthly wind discounts expressed as a percentage	3.00%	3.00%
Maximum | Long-term wind energy sale - Central US | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (3)
Maximum | Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 6,000,000		$ 5,000,000
Maximum | Coal transportation – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis in derivative, basis relationship, percent			120.00%	120.00%
Sensitivity analysis in derivative, non-standard shape factors, percent			4.00%	4.00%
Maximum | Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (2)